EXHIBIT 99.1

John Deere Owner Trust 2010

Statement to Noteholders

$224,000,000 Class A-1 0.34384% Asset Backed Notes due May 16, 2011

$147,000,000 Class A-2 0.72000% Asset Backed Notes due July 16, 2012

$267,000,000 Class A-3 1.32000% Asset Backed Notes due May 15, 2014

$70,189,000 Class A-4 2.13000% Asset Backed Notes due October 17, 2016

$39,240,380 Asset Backed Certificates

Payment Date:				15-Jul-10

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$169,042,372.37
		(ii)	A-1 Note Pool Factor:	0.7546534

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$23,264,922.98
		per $1,000 original principal amount:		$103.86

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$23,264,922.98

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$48,436.27
			per $1,000 original principal amount:	$0.22

		(ii)	Class A-2 Notes:	$88,200.00
			per $1,000 original principal amount:	$0.60

		(iii)	Class A-3 Notes:	$293,700.00
			per $1,000 original principal amount:	$1.10

		(iv)	Class A-4 Notes:	$124,585.48
			per $1,000 original principal amount:	$1.78

		(v)	Total:	$554,921.75

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$694,160,467.11
		(ii)	at end of related Collection Period:	$669,971,253.04

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$692,471,752.37
		(ii)	at end of related Collection Period:	$669,206,829.39

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$754,329,991.96
		(ii)	at end of related Collection Period:	$727,528,897.78

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$145,777,449.39
		(ii)	A-1 Note Pool Factor:	0.6507922

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$147,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$267,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$70,189,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$39,240,380.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$578,467.06
	per $1,000 original principal amount:			$0.77
	(a)	Amount of Servicing Fee earned:		$578,467.06
	(b)	Amount of Servicing Fee paid:		$1,162,436.54
	(c)	Amount of Servicing Fee Shortfall:		$642,049.77

(7)	Amount of Administration Fee:			$100.00

(8)	Aggregate Purchase Amounts for Collection Period:			$0.00

(9)	(i)	Amount in Reserve Account:		$14,948,588.00
	(ii)	Specified Reserve Account Balance:		$14,948,588.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$5,343,635.72
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.80%

(11)	(i)	Aggregate amount of net losses for the collection period:		$0.00
	(ii)	Cumulative amount of net losses:		$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%